Consolidated Statement Of Equity (USD $) In Millions, unless otherwise specified	Total	General Partner [Member]	Common Unitholders [Member]	Class D Units [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2010	$ 6,247	$ 1	$ 114	$ 0	$ 5	$ 6,127
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions to partners	(526)	(2)	(524)	0	0	0
Distributions to noncontrolling interest	(779)	0	0	0	0	(779)
Units issued in Southern Union Merger (See Note 3)	0
Subsidiary equity offerings, net of issue costs	1,903	0	153	0	0	1,750
Subsidiary units issued in acquisition	3	0	0	0	0	3
Non-cash compensation expense, net of units tendered by employees for tax withholdings	34	0	1	0	0	33
Other, net	(9)	0	(1)	0	0	(8)
Other comprehensive income, net of tax	(13)	0	0	0	(4)	(9)
Net income	528	1	309	0	0	218
Balance at Dec. 31, 2011	7,388	0	52	0	1	7,335
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions to partners	(666)	(2)	(664)	0	0	0
Distributions to noncontrolling interest	(1,017)	0	0	0	0	(1,017)
Units issued in Southern Union Merger (See Note 3)	2,354	0	2,354	0	0	0
Subsidiary equity offerings, net of issue costs	1,103	0	33	0	0	1,070
Subsidiary units issued in acquisition	2,295	0	47	0	0	2,248
Non-cash compensation expense, net of units tendered by employees for tax withholdings	32	0	1	0	0	31
Capital contributions received from noncontrolling interest	42	0	0	0	0	42
Holdco Transaction (see Note 3)	3,580	0	0	0	0	3,580
Other, net	(11)	0	0	0	0	(11)
Other comprehensive income, net of tax	(24)	0	0	0	(13)	(11)
Net income	1,274	2	302	0	0	970
Balance at Dec. 31, 2012	16,350	0	2,125	0	(12)	14,237
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions to partners	(733)	(2)	(731)	0	0	0
Distributions to noncontrolling interest	(1,428)	0	0	0	0	(1,428)
Units issued in Southern Union Merger (See Note 3)	0
Subsidiary equity offerings, net of issue costs	1,759	0	122	0	0	1,637
Subsidiary units issued in acquisition	0	(1)	(506)	0	0	507
Non-cash compensation expense, net of units tendered by employees for tax withholdings	54	0	1	6	0	47
Capital contributions received from noncontrolling interest	18	0	0	0	0	18
Other, net	(35)	0	0	0	4	(39)
Conversion of Regency Preferred Units for Regency Common Units	41	0	0	0	0	41
Deemed distribution related to SUGS Transaction	(141)	0	(141)	0	0	0
Other comprehensive income, net of tax	79	0	0	0	17	62
Net income	315	0	196	0	0	119
Balance at Dec. 31, 2013	$ 16,279	$ (3)	$ 1,066	$ 6	$ 9	$ 15,201